SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts:
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 0	$ 125	$ 120	$ 111
Charged to Expenses and Other Accounts	10	6	39	26
Deductions	0	35	34	17
Balance at End of Period	10	96	125	120
Valuation allowance on deferred tax assets:
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	582	655	498	488
Charged to Expenses and Other Accounts	49	45	198	20
Deductions	6	118	41	10
Balance at End of Period	$ 625	$ 582	$ 655	$ 498